Salaries and social charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Salaries and social charges [Abstract]
Profit sharing	R$ 75,076	R$ 29,401
Social charges	39,200	24,776
Payroll accruals	75,151	53,264
Payroll taxes (LTIP)	61,359	62,293
Other	8,938	5,464
Total	R$ 259,724	R$ 175,198